Accounts Payable and Accrued Liabilities - Additional Information (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities	$ 89,571	$ 15,386
Property, plant and equipment	62,034	2,804
Professional fees	7,391	1,642
Compensation related liabilities	5,747	2,349
Miscellaneous liabilities	$ 14,399	$ 8,591